Finance Costs - Schedule of Finance Costs (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Finance Costs [Abstract]
Interest on Club Deal promissory note and loan, note 13(c)	S/ 59,077	S/ 59,643	S/ 14,920
Interest on senior notes, note 13 (b.2)	38,603	38,690	60,225
Expenses for the purchase and amortization of issuance costs of senior notes	1,328	1,249	1,027
Interest on lease liabilities	730	573	317
Financial cost of cash flow hedging instruments		1,730	15,155
Counterparty credit risk in cross currency swaps		12	62
Interest for bank overdraft		31
Other	14	293	2,108
Total interest expense	99,752	102,221	93,814
Unwinding of discount of provisions, note 12	556	1,824	1,291
Total finance costs	S/ 100,308	S/ 104,045	S/ 95,105